Benefit plans (Details 4) $ in Millions	Dec. 31, 2022 ARS ($)
Benefit Plans
Obligation	$ 2,519
Variation	$ 215
Percent	9.00%
Obligation	$ 2,121
Variation	$ (183)
Percent	(8.00%)
Obligation	$ 2,113
Variation	$ (191)
Percent	(8.00%)
Obligation	$ 2,526
Variation	$ 222
Percent	10.00%